Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Amortized Cost and Estimated Fair Values of Short-Term Investments

The amortized cost and estimated fair values of short-term investments are summarized in the following table (in thousands):

	MARCH 31, 2014
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Securities Held-to-Maturity
Certificates of deposit, with maturities less than 1 year	$2,664	$—	$—	$2,664

	DECEMBER 31, 2013
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Securities Held-to-Maturity
Certificates of deposit, with maturities less than 1 year	$13,677	$—	$(4)	$13,673

The amortized cost and estimated fair values of short-term investments are summarized in the following table (in thousands):

	DECEMBER 31, 2013
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Securities Held-to-Maturity
Certificates of deposit, with maturities less than 1 year	$13,677	$—	$(4)	$13,673

Reconciliation of Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following table provides a reconciliation of the beginning and ending balances for the common and preferred stock warrant liabilities measured at fair value using significant unobservable inputs (Level 3). The amounts included in the “Transfers out of Level 3” represent the beginning balance in the interim quarter during which it was transferred (in thousands):

COMMON STOCK WARRANT LIABILITY
Fair value at December 31, 2012	$301
Warrants issued	900
Change in fair value recorded in change in fair value of financial instruments	377
Transfers out of Level 3	(434)
Reclassified to stockholders’ equity (deficit)	(1,144)

Fair value at December 31, 2013	$—

PREFERRED STOCK WARRANT LIABILITY
Fair value at December 31, 2012	$1,884
Change in fair value recorded in change in fair value of financial instruments	(823)
Transfers out of Level 3	(140)
Reclassified to stockholders’ equity (deficit)	(921)

Fair value at December 31, 2013	$—

The following table provides a reconciliation of the beginning and ending balances for the convertible notes measured at fair value using significant unobservable inputs (Level 3). The amounts included in the “Transfers out of Level 3” represent the beginning balance in the interim quarter during which it was transferred (in thousands):

Fair value at December 31, 2012	$41,860
Convertible notes issued	9,069
Convertible notes cancelled	(1,360)
Accrued interest	1,299
Change in fair value recorded in change in fair value of financial instruments	(2,634)
Transfers out of Level 3	(48,234)

Fair value at December 31, 2013	$—

Schedule of Concentration of Credit Risk Percentage

Customers with 10% or more of the Company’s total revenues consist of the following:

	CUSTOMER A	CUSTOMER B	CUSTOMER C (1)	CUSTOMER D	CUSTOMER E	CUSTOMER F	CUSTOMER G	CUSTOMER H
For the three months ended March 31,
2014	17%	15%	12%	11%	11%	*	*	*
2013	13%	*	*	*	*	17%	15%	11%

*	Represents less than 10% of total revenues
(1)	Represents related party revenues. See Note 14 for further discussion.

Customers with 10% or more of the Company’s outstanding accounts receivable consist of the following:

	CUSTOMER A	CUSTOMER B (1)	CUSTOMER C	CUSTOMER D
March 31, 2014	16%	15%	11%	10%
December 31, 2013	19%	13%	11%	12%

(1)	Represents accounts receivable from related parties. See Note 14 for further discussion.

Customers with 10% or more of the Company’s total revenues consist of the following:

	CUSTOMER A	CUSTOMER B (1)	CUSTOMER C	CUSTOMER D	CUSTOMER E
For the years ended December 31,
2013	28%	10%	*	*	*
2012	33%	*	13%	12%	*
2011	39%	*	*	17%	10%

*	Represents less than 10% of total revenues
(1)	Represents related party revenues. See Note 18 for further discussion.

Customers with 10% or more of the Company’s outstanding accounts receivable consist of the following:

	CUSTOMER A	CUSTOMER B (1)	CUSTOMER C	CUSTOMER D	CUSTOMER E	CUSTOMER F	CUSTOMER G
December 31, 2013	19%	13%	12%	11%	*	*	*
December 31, 2012	*	*	*	33%	17%	11%	11%

*	Represents less than 10% of accounts receivable.
(1)	Represents accounts receivable from related parties. See Note 18 for further discussion.

Summary of Property, Plant and Equipment Estimated Useful Lives

The Company generally uses the following estimated useful lives for each asset category:

ASSET CATEGORY	ESTIMATED USEFUL LIFE
Building	30 years
Computer equipment	2-3 years
Machinery and equipment	3-20 years
Office equipment	3-5 years
Furniture	3-5 years
Leasehold improvements	Shorter of lease term or useful life
Software	3 years

Fair Value Assumptions of Stock Options Granted

For the years ended December 31, 2013, 2012 and 2011, the Company calculated the fair value of stock options granted using the following assumptions:

	YEAR ENDED DECEMBER 31
	2013	2012	2011
Expected life (years)	5.29-7.71	5.00-6.08	5.00-6.28
Estimated volatility factor	0.70-0.75	0.72-0.76	0.70
Risk-free interest rate	1.27%-2.11%	0.74%-1.16%	0.86%-2.40%
Expected dividend yield	—	—	—